                  PowerShares by Invesco

              3500 Lacey Road, Suite 700

                 Downers Grove, IL 60515

December 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

CIK No. 0001378872

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 24, 2017, relating to the following portfolios of the Trust: PowerShares S&P 500 Enhanced Value Portfolio and PowerShares S&P 500 Momentum Portfolio, dated February 24, 2017, as supplemented December 22, 2017, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares S&P 500 Enhanced Value Portfolio and PowerShares S&P 500 Momentum Portfolio.

Very truly yours,

PowerShares Exchange-Traded Fund Trust II

/s/ Anna Paglia

Anna Paglia
Head of Legal
Invesco PowerShares Capital Management LLC

800 983 0903    powershares.com    @PowerShares